Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 835.5	$ 727.4
Cash and cash equivalents of consolidated investment products	287.8	382.3
Unsettled fund receivables	550.1	444.4
Accounts Receivable, Net	449.4	424.4
Investments	610.7	484.5
Accounts receivable and other assets of consolidated investment products	84.1	98.5
Assets held for policyholders	1,153.6	1,243.5
Prepaid Expense	99.9	92.5
Other Assets	146.8	248.3
Deferred Tax Assets, Net of Valuation Allowance	38.4	28.7
Non-current assets:
Investments of consolidated investment products	4,550.6	6,629.0
Property and equipment, net	349.6	312.8
Intangible assets, net	1,287.7	1,322.8
Goodwill	7,048.2	6,907.9
Total assets	17,492.4	19,347.0
LIABILITIES AND EQUITY
Employee-related Liabilities	609.8	592.5
Accounts Payable and Accrued Liabilities	626.4	687.1
Long-term Debt, Consolidated Sponsored Investment Products	3,899.4	5,512.9
Other Liabilities, Consolidated Sponsored Investment Products	104.3	175.1
Current liabilities:
Policyholder payables	1,153.6	1,243.5
Unsettled fund payables	552.5	439.6
Non-current liabilities:
Other liabilities of consolidated investment products	1,186.0	1,284.7
Security deposits payable	27.4	81.2
Total liabilities	8,443.4	10,209.4
Deferred Tax Liabilities, Net	311.4	274.0
Equity attributable to common shareholders:
Common shares ($0.20 par value; 1,050.0 million authorized; 490.4 million shares issued as of December 31, 2011, and 2010)	98.1	98.1
Additional paid-in-capital	6,141.0	6,180.6
Treasury shares	(1,382.9)	(1,280.4)
Retained earnings	2,801.3	2,413.2
Retained earnings appropriated for investors in consolidated investment products	128.8	334.3
Accumulated other comprehensive income, net of tax	530.5	373.3
Total equity attributable to common shareholders	8,316.8	8,119.1
Equity attributable to noncontrolling interests in consolidated entities	732.2	1,018.5
Total equity	9,049.0	9,137.6
Total liabilities and equity	$ 17,492.4	$ 19,347.0